Note 6 - Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
Note
6.
Intangible Assets

Intangible assets consist of the following:

	June 30, 2017	December 31, 2016

Goodwill	$1,674,281	$1,674,281

Customer relationships	$11,856,126	$11,856,126
Less: accumulated amortization	11,856,126	11,725,369
Customer relationships, net	-	130,757

Backhaul agreement	3,837,783	3,837,783
Less: accumulated amortization	1,705,681	1,066,050
Backhaul agreement, net	2,132,102	2,771,733

FCC licenses	750,000	750,000

Intangible assets, net	$2,882,102	$3,652,490

Amortization expense for the
three
months ended
June 30, 2017
and
2016
was
$352,504
and
$417,883,
respectively. Amortization expense for the
six
months ended
June 30, 2017
and
2016
was
$770,388
and
$622,556,
respectively. The fair value of the backhaul agreement acquired in the transaction with a large cable company, as described in Note
4,
is being amortized on a straight-line basis over the
three
-year term of the agreement.  The Company’s licenses with the Federal Communications Commission (the “FCC”) are not
subject to amortization as they have an indefinite useful life. Future amortization expense is as follows:

Remainder of 2017	639,631
2018	1,279,261
2019	213,210
Total	$2,132,102

Note
6
-
Goodwill and Intangible Assets

Intangible assets consist of the following:

	As of December 31,
	2016	2015

Goodwill	$1,674,281	$1,674,281

Customer relationships	$11,856,126	$11,856,126
Less: accumulated amortization	11,725,369	11,333,096
Customer relationships, net	130,757	523,030

Backhaul agreement	3,837,783	-
Less: accumulated amortization	1,066,050	-
Backhaul agreement, net	2,771,733	-

FCC licenses	750,000	1,284,555
Impairment charge	-	(534,555)
FCC licenses, net	750,000	750,000

Intangible assets, net	$3,652,490	$1,273,030

Amortization expense for the year ended
December 31, 2016
and
2015
was
$1,458,323
and
$392,272,
respectively. The fair value of the backhaul agreement acquired in the transaction with a large cable company, as described in Note
4,
is being amortized on a straight-line basis over the
three
-year term of the agreement. The customer contracts acquired in the Delos Internet acquisition are being amortized over a
50
-month period. The Company’s licenses with the Federal Communications Commission (the “FCC”) are not
subject to amortization as they have an indefinite useful life.

Years Ending December 31,
2017	1,410,019
2018	1,279,261
2019	213,210
Total	$2,902,490